Note 2 - Revenue Recognition - Changes in Contract Assets and Liabilities (Details) - USD ($)	3 Months Ended						12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Contract assets, balance			$ 0			$ 0	$ 0	$ 210,668
Contract assets added							0	312,475
Revenue billed							0	(523,143)
Revenue billed							0	523,143
Contract assets, balance							0	0
Contract liabilities, balance			182,756			186,835	186,835	946,884
Contract liabilities added	$ 0	$ 0	0	$ 2,491	$ 87,612	19,280	439,230	359,896
Revenue recognized	$ (45,977)	$ (55,088)	$ (55,665)	$ (130,648)	$ (71,461)	$ (56,423)	(443,309)	(1,119,945)
Contract liabilities, balance							$ 182,756	$ 186,835